Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Operating Expenses [Abstract]
OTHER OPERATING EXPENSES

NOTE 15 - OTHER OPERATING EXPENSES

Other operating expenses at December 31 included the following:

	2012	2011	2010
Directors’ fees	$103,250	$115,250	$118,675
Stationery and supplies	173,163	166,602	152,549
Regulatory assessment and deposit insurance	271,721	315,053	422,515
Advertising	211,875	154,380	88,932
Postage and transportation	160,141	164,616	162,462
Other taxes	162,470	176,843	141,095
Service Expense	482,780	382,837	349,319
Other	771,156	823,179	1,043,991

Total	$2,336,556	$2,298,760	$2,479,538